Receivable Sales	12 Months Ended
Dec. 31, 2012
Receivable Sales
Receivable Sales

Note 14. Receivable Sales

        The Company has an accounts receivable securitization arrangement under which Terminix and TruGreen may sell certain eligible trade accounts receivable to Funding, the Company's wholly owned, bankruptcy-remote subsidiary, which is consolidated for financial reporting purposes. Funding, in turn, may transfer, on a revolving basis, an undivided percentage ownership interest of up to $50.0 million in the pool of accounts receivable to the Purchasers. The amount of the eligible receivables varies during the year based on seasonality of the businesses and could, at times, limit the amount available to the Company from the sale of these interests. As of December 31, 2012, the amount of eligible receivables was approximately $39.2 million.

        During the years ended December 31, 2012, 2011 and 2010, there were no transfers of interests in the pool of trade accounts receivables to Purchasers under this arrangement. As of December 31, 2012 and 2011, the Company had $10.0 million outstanding under the arrangement and, as of December 31, 2012, had $29.2 million of remaining capacity available under the accounts receivable securitization arrangement.

        The accounts receivable securitization arrangement is a 364-day facility scheduled to mature on October 23, 2013. The Company has recorded its obligation to repay the Purchasers for their interest in the pool of receivables within the current portion of long-term debt on the Consolidated Statements of Financial Position. The interest rates applicable to the Company's obligation are based on a fluctuating rate of interest based on the Purchasers' pooled commercial paper rate (0.21 percent as of December 31, 2012). In addition, the Company pays usage fees on its obligations and commitment fees on undrawn amounts committed by the Purchasers. Unless the arrangement is renegotiated or extended prior to its expiration, all obligations under the accounts receivable securitization arrangement must be repaid by October 23, 2013.